Stock-based compensation - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Mar. 31, 2023 USD ($) year shares	Mar. 31, 2022 USD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares receivable, per share based payments option (in shares) | shares		1
Expected volatility		52.22%	47.25%
Expected option life | year		3.92	4.07
Fair value of stock options granted		$ 117,895	$ 318,233
Fair value of stock options forfeited		111,549	55,967
Total share-based compensation and related costs		$ 129,304	109,066
Option pricing model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		41.00%
Expected option life | year		7
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation and related costs		$ 129,167	108,916
Unrecognized expense		$ 78,581	$ 147,052
Amortization period, unrecognized expense		1 year 7 months 6 days	1 year 10 months 24 days
Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting period		4 years
Term of options granted		7 years
Maximum number of shares reserved, percentage of shares outstanding | shares	0.15
Omnibus Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Key management personnel of entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Omnibus Incentive Plan | Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		48 months
Omnibus Incentive Plan | PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		3 years
Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Omnibus Incentive Plan | First anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Amended and Restated Omnibus Plan and Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		22,675,545
ShopKeep plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		1,226,214